united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 93.8%
$116,968	Loan ID 200003	Fixed	7.250%	9/1/2035	$105,298
253,083	Loan ID 200004	Fixed	7.990%	10/1/2036	265,737
67,065	Loan ID 200006	ARM	7.990%	1/1/2036	70,419
50,669	Loan ID 200008	ARM	4.250%	3/28/2035	53,203
50,384	Loan ID 200012	ARM	9.800%	7/1/2037	49,835
55,970	Loan ID 200013	Fixed	5.250%	9/1/2040	23,861
38,279	Loan ID 200016	ARM	10.375%	1/1/2031	40,193
51,167	Loan ID 200018	Fixed	7.000%	1/1/2033	52,387
99,789	Loan ID 200023	Fixed	5.875%	12/1/2050	47,750
127,113	Loan ID 200025	ARM	4.000%	3/1/2034	133,009
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	202,523
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	235,779
212,320	Loan ID 200029	Fixed	6.310%	7/1/2037	160,104
331,987	Loan ID 200032	Fixed	3.130%	1/1/2051	299,325
552,361	Loan ID 200035	Fixed	4.625%	11/1/2050	512,926
64,521	Loan ID 200036	Fixed	7.940%	1/12/2034	67,747
160,299	Loan ID 200037	Fixed	7.800%	5/1/2035	168,314
117,818	Loan ID 200041	Fixed	4.875%	8/1/2039	122,403
40,568	Loan ID 200042	Fixed	7.000%	12/1/2037	42,596
61,425	Loan ID 200043	Fixed	6.125%	7/1/2039	64,496
35,154	Loan ID 200046	Fixed	8.000%	7/1/2027	36,912
51,836	Loan ID 200048	Fixed	5.500%	8/1/2039	54,428
154,230	Loan ID 200052	Fixed	5.125%	5/1/2040	161,281
54,864	Loan ID 200054	Fixed	8.250%	3/1/2039	57,608
81,983	Loan ID 200055	Fixed	10.000%	1/5/2036	86,082
127,110	Loan ID 200057	ARM	3.750%	10/1/2036	121,195
57,891	Loan ID 200059	Fixed	6.000%	8/1/2039	52,369
33,763	Loan ID 200060	Fixed	5.750%	8/1/2039	35,452
25,445	Loan ID 200065	ARM	7.875%	1/1/2037	26,717
214,276	Loan ID 200072	Fixed	0.000%	2/1/2051	177,244
146,144	Loan ID 200073	Fixed	0.000%	2/1/2026	121,121
143,625	Loan ID 200074	Fixed	0.000%	2/1/2031	119,034
199,270	Loan ID 200075	Fixed	4.250%	2/1/2042	200,884
165,919	Loan ID 200076	Fixed	4.250%	12/1/2041	143,085
29,599	Loan ID 200078	Fixed	7.000%	8/1/2036	29,864
132,332	Loan ID 200079	Fixed	4.000%	8/1/2049	92,241
66,902	Loan ID 200082	Fixed	8.250%	4/1/2040	59,162
183,035	Loan ID 200084	Fixed	7.000%	3/1/2039	154,257
195,164	Loan ID 200086	Fixed	4.250%	11/1/2050	137,648
221,974	Loan ID 200087	Fixed	6.000%	3/1/2051	176,904
121,212	Loan ID 200088	Fixed	7.000%	6/1/2039	102,002
263,226	Loan ID 200089	Fixed	3.000%	3/1/2052	188,600
273,005	Loan ID 200090	Fixed	4.000%	11/1/2036	64,310
130,929	Loan ID 200093	Fixed	5.000%	2/1/2038	136,697
234,469	Loan ID 200094	ARM	3.750%	9/1/2037	189,635
72,945	Loan ID 200102	Fixed	8.250%	3/1/2040	72,183

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$111,182	Loan ID 200110	Fixed	8.250%	8/1/2039	$115,875
144,547	Loan ID 200116	Fixed	7.125%	3/1/2039	138,293
123,541	Loan ID 200126	Fixed	8.250%	8/1/2039	128,851
71,590	Loan ID 200128	Fixed	4.710%	7/1/2037	45,500
454,689	Loan ID 200129	Fixed	4.625%	3/1/2052	319,404
31,264	Loan ID 200131	Fixed	3.875%	11/1/2027	30,798
120,870	Loan ID 200135	Fixed	4.375%	12/1/2042	122,220
124,198	Loan ID 200137	Fixed	4.500%	9/1/2042	126,024
40,812	Loan ID 200139	Fixed	4.625%	5/1/2027	41,832
77,345	Loan ID 200141	Fixed	4.250%	2/1/2042	77,925
124,440	Loan ID 200143	Fixed	3.000%	2/1/2037	116,172
385,834	Loan ID 200145	Fixed	4.000%	8/1/2051	280,036
100,089	Loan ID 200152	ARM	4.250%	9/1/2037	102,987
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	122,981
153,089	Loan ID 200158	Fixed	3.625%	12/1/2042	146,321
123,823	Loan ID 200160	Fixed	3.250%	2/1/2043	116,180
219,198	Loan ID 200162	Fixed	3.875%	7/1/2042	216,119
193,804	Loan ID 200165	Fixed	4.375%	12/1/2041	196,128
111,388	Loan ID 200166	Fixed	4.000%	2/1/2032	110,525
115,187	Loan ID 200168	Fixed	3.750%	10/1/2042	112,031
23,156	Loan ID 200169	Fixed	6.923%	9/1/2034	24,314
137,851	Loan ID 200172	Fixed	7.250%	2/1/2037	144,743
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	76,195
89,404	Loan ID 200174	Fixed	7.340%	4/1/2037	93,874
51,764	Loan ID 200175	Fixed	9.600%	5/1/2037	54,352
44,547	Loan ID 200177	Fixed	8.000%	1/11/2022	46,775
10,199	Loan ID 200179	Fixed	7.250%	7/27/2019	10,709
110,571	Loan ID 200181	Fixed	7.500%	6/1/2041	113,197
72,540	Loan ID 200184	Fixed	4.375%	12/1/2042	73,261
27,721	Loan ID 200185	Fixed	5.375%	6/1/2042	29,107
52,848	Loan ID 200186	Fixed	5.125%	8/1/2042	55,240
147,823	Loan ID 200188	Fixed	3.875%	2/1/2043	145,604
328,307	Loan ID 200190	Fixed	3.625%	11/1/2042	318,652
129,305	Loan ID 200191	Fixed	4.125%	11/1/2042	121,589
161,569	Loan ID 200194	Fixed	4.750%	9/1/2041	167,135
259,734	Loan ID 200195	Fixed	3.875%	3/1/2042	256,065
99,085	Loan ID 200196	Fixed	4.500%	1/1/2043	100,627
38,552	Loan ID 200197	Fixed	4.750%	11/1/2042	39,545
40,348	Loan ID 200198	Fixed	5.250%	10/1/2042	42,337
282,685	Loan ID 200199	Fixed	4.000%	9/1/2042	280,280
241,117	Loan ID 200200	Fixed	3.875%	9/1/2042	209,562
50,627	Loan ID 200201	Fixed	5.125%	8/1/2041	53,115
58,192	Loan ID 200202	Fixed	4.375%	12/1/2042	58,900
23,186	Loan ID 200206	Fixed	3.990%	12/1/2042	22,931
47,588	Loan ID 200208	Fixed	4.250%	1/1/2043	47,828

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$199,607	Loan ID 200209	Fixed	3.875%	8/1/2042	$196,963
55,769	Loan ID 200214	Fixed	5.750%	7/1/2039	58,558
113,152	Loan ID 200216	Fixed	5.750%	9/1/2039	111,130
143,542	Loan ID 200217	Fixed	5.250%	7/1/2040	131,070
73,483	Loan ID 200218	Fixed	4.250%	12/1/2041	73,041
196,689	Loan ID 200219	Fixed	4.250%	4/1/2043	197,905
211,239	Loan ID 200220	Fixed	3.875%	5/1/2043	183,880
161,534	Loan ID 200221	Fixed	4.250%	4/1/2043	162,994
199,845	Loan ID 200224	Fixed	4.000%	7/1/2043	198,818
80,650	Loan ID 200226	Fixed	5.250%	7/1/2041	84,683
50,156	Loan ID 200228	Fixed	4.625%	8/1/2042	51,227
157,814	Loan ID 200229	Fixed	3.750%	7/1/2042	154,569
143,933	Loan ID 200230	Fixed	3.500%	2/1/2043	138,263
67,622	Loan ID 200232	Fixed	3.875%	8/1/2042	66,721
118,436	Loan ID 200233	Fixed	2.990%	11/1/2027	108,766
91,879	Loan ID 200235	Fixed	3.750%	12/1/2042	89,784
116,815	Loan ID 200243	Fixed	3.750%	4/1/2043	113,584
27,213	Loan ID 200244	Fixed	5.000%	5/1/2042	28,114
199,011	Loan ID 200245	Fixed	3.875%	3/1/2043	195,982
89,955	Loan ID 200286	Fixed	4.500%	7/1/2043	91,623
99,310	Loan ID 200287	Fixed	4.375%	7/1/2043	100,265
332,746	Loan ID 200288	Fixed	4.375%	11/1/2041	337,465
285,745	Loan ID 200290	Fixed	4.250%	4/1/2043	287,809
202,816	Loan ID 200296	Fixed	3.250%	2/1/2043	190,308
175,158	Loan ID 200297	Fixed	3.375%	10/1/2042	166,276
191,675	Loan ID 200299	Fixed	3.625%	10/1/2042	185,732
117,440	Loan ID 200300	Fixed	8.400%	10/20/2037	123,312
108,557	Loan ID 200302	Fixed	9.875%	10/1/2035	113,985
136,721	Loan ID 200304	Fixed	7.250%	10/1/2033	143,558
44,209	Loan ID 200307	Fixed	6.500%	7/1/2031	46,420
42,273	Loan ID 200313	Fixed	8.500%	3/1/2028	42,273
296,622	Loan ID 200315	ARM	4.375%	6/1/2037	260,529
71,392	Loan ID 200317	Fixed	7.000%	9/1/2032	74,961
75,671	Loan ID 200326	Fixed	8.375%	10/1/2036	79,454
145,679	Loan ID 200327	Fixed	6.790%	10/26/2036	152,963
249,487	Loan ID 200330	Fixed	7.000%	8/1/2037	184,009
100,019	Loan ID 200332	Fixed	5.775%	10/1/2037	105,020
89,652	Loan ID 200334	Fixed	7.000%	1/1/2033	94,134
265,915	Loan ID 200335	Fixed	3.000%	11/1/2052	214,669
43,667	Loan ID 200337	Fixed	7.000%	10/1/2034	45,850
50,687	Loan ID 200338	ARM	10.500%	8/1/2029	53,221
151,730	Loan ID 200339	Fixed	2.000%	10/1/2033	134,900
32,888	Loan ID 200340	Fixed	7.000%	3/1/2030	34,533
287,135	Loan ID 200341	Fixed	7.000%	8/1/2035	187,854
61,131	Loan ID 200348	Fixed	6.500%	7/1/2038	61,685
235,951	Loan ID 200349	Fixed	7.000%	1/1/2037	147,637

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$54,498	Loan ID 200350	Fixed	7.500%	3/1/2029	$57,223
76,236	Loan ID 200352	Fixed	7.000%	8/1/2030	80,048
41,768	Loan ID 200355	ARM	8.875%	7/1/2032	21,081
119,998	Loan ID 200358	Fixed	5.000%	4/1/2025	119,998
68,973	Loan ID 200361	Fixed	7.500%	1/1/2034	72,422
109,787	Loan ID 200362	Fixed	5.000%	6/1/2045	30,873
63,918	Loan ID 200366	Fixed	6.250%	1/1/2033	67,113
173,176	Loan ID 200368	Fixed	4.500%	4/1/2036	176,945
65,275	Loan ID 200374	ARM	7.375%	5/1/2034	65,275
77,562	Loan ID 200377	ARM	3.500%	10/1/2036	72,241
227,741	Loan ID 200378	Fixed	5.500%	5/1/2045	202,469
182,536	Loan ID 200380	Fixed	4.220%	4/1/2049	162,049
290,691	Loan ID 200381	Fixed	4.780%	6/1/2037	242,522
385,076	Loan ID 200383	Fixed	5.030%	12/1/2046	397,916
290,378	Loan ID 200384	Fixed	5.000%	11/1/2047	230,758
143,654	Loan ID 200385	Fixed	8.250%	1/1/2040	150,837
218,665	Loan ID 200386	Fixed	8.000%	3/1/2041	171,147
119,583	Loan ID 200389	Fixed	4.820%	9/1/2047	109,676
198,025	Loan ID 200390	Fixed	4.780%	4/16/2047	167,403
166,888	Loan ID 200391	Fixed	4.000%	1/13/2035	165,942
65,311	Loan ID 200392	Fixed	10.000%	6/5/2034	68,576
101,673	Loan ID 200393	Fixed	5.070%	8/1/2037	81,868
125,935	Loan ID 200394	Fixed	7.150%	8/1/2037	132,231
78,942	Loan ID 200395	Fixed	4.860%	4/1/2047	71,633
71,676	Loan ID 200396	Fixed	10.000%	2/1/2036	75,259
99,435	Loan ID 200397	ARM	4.250%	9/1/2037	104,406
132,039	Loan ID 200398	Fixed	4.800%	2/1/2037	119,693
76,180	Loan ID 200399	Fixed	4.980%	6/1/2037	65,382
49,941	Loan ID 200403	Fixed	8.300%	10/15/2032	52,439
55,979	Loan ID 200404	Fixed	8.100%	5/1/2037	58,777
95,226	Loan ID 200405	Fixed	4.870%	12/1/2035	88,788
115,460	Loan ID 200406	Fixed	4.875%	10/1/2051	119,875
230,684	Loan ID 200407	Fixed	6.500%	4/1/2042	232,817
196,399	Loan ID 200408	Fixed	6.000%	4/1/2039	179,760
342,424	Loan ID 200409	Fixed	6.000%	2/1/2049	263,491
103,921	Loan ID 200411	Fixed	8.275%	6/1/2037	109,117
307,819	Loan ID 200412	Fixed	5.500%	6/1/2045	109,510
180,596	Loan ID 200416	Fixed	4.670%	8/1/2053	164,722
68,942	Loan ID 200417	Fixed	7.000%	5/1/2035	72,389
54,214	Loan ID 200418	Fixed	4.000%	6/1/2035	53,462
156,761	Loan ID 200419	Fixed	4.000%	12/19/2035	152,561
161,836	Loan ID 200420	Fixed	4.225%	4/10/2038	146,401
74,899	Loan ID 200421	Fixed	7.710%	8/1/2037	77,008
134,548	Loan ID 200422	Fixed	3.830%	8/1/2053	105,414
127,053	Loan ID 200423	Fixed	4.500%	6/1/2043	129,124
245,454	Loan ID 200427	Fixed	3.625%	3/1/2043	237,992

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$220,674	Loan ID 200430	Fixed	3.625%	7/1/2043	$213,088
184,953	Loan ID 200431	Fixed	4.625%	7/1/2043	189,798
296,845	Loan ID 200432	Fixed	4.875%	5/1/2043	306,266
126,620	Loan ID 200433	Fixed	4.250%	8/1/2043	127,506
157,774	Loan ID 200434	Fixed	5.250%	10/1/2043	165,600
197,182	Loan ID 200435	Fixed	4.625%	11/1/2052	200,259
207,339	Loan ID 200436	Fixed	3.750%	4/1/2043	201,936
43,514	Loan ID 200439	Fixed	5.000%	8/1/2041	39,536
192,065	Loan ID 200441	Fixed	6.000%	4/1/2045	151,895
155,571	Loan ID 200445	Fixed	5.250%	2/1/2039	163,349
47,343	Loan ID 200447	Fixed	5.875%	11/4/2034	49,710
78,287	Loan ID 200448	Fixed	5.750%	5/1/2042	61,410
123,091	Loan ID 200449	Fixed	5.000%	7/1/2041	128,064
352,371	Loan ID 200451	Fixed	6.250%	7/1/2038	369,989
14,987	Loan ID 200453	ARM	4.250%	3/1/2026	15,736
203,332	Loan ID 200457	Fixed	5.750%	12/10/2030	213,499
186,541	Loan ID 200460	Fixed	7.000%	7/1/2041	195,868
379,278	Loan ID 200462	Fixed	6.000%	7/1/2045	346,646
240,394	Loan ID 200465	Fixed	6.500%	7/1/2037	224,693
103,426	Loan ID 200468	Fixed	5.625%	12/1/2044	38,377
126,392	Loan ID 200469	Fixed	6.500%	7/1/2037	103,724
285,128	Loan ID 200473	Fixed	4.000%	12/1/2042	221,763
240,314	Loan ID 200474	Fixed	5.750%	11/1/2050	252,330
166,799	Loan ID 200475	Fixed	5.450%	7/1/2049	175,139
190,086	Loan ID 200476	Fixed	6.000%	9/1/2050	199,590
185,512	Loan ID 200477	Fixed	4.125%	12/1/2028	184,309
104,151	Loan ID 200482	Fixed	4.375%	11/1/2028	105,583
97,839	Loan ID 200483	Fixed	4.375%	11/1/2028	99,139
73,461	Loan ID 200485	Fixed	4.125%	2/1/2043	73,462
242,957	Loan ID 200486	Fixed	3.500%	1/1/2043	232,949
155,500	Loan ID 200488	Fixed	4.250%	1/1/2044	156,480
112,076	Loan ID 200489	Fixed	4.000%	3/1/2043	109,545
69,830	Loan ID 200490	Fixed	4.000%	11/1/2028	69,166
199,295	Loan ID 200491	Fixed	5.500%	10/1/2039	209,260
118,855	Loan ID 200492	Fixed	4.000%	1/1/2043	117,939
272,246	Loan ID 200494	Fixed	4.625%	10/1/2043	279,483
197,096	Loan ID 200496	Fixed	3.875%	2/1/2043	193,972
315,278	Loan ID 200497	Fixed	3.250%	4/1/2043	295,753
266,071	Loan ID 200499	Fixed	4.250%	1/1/2043	266,816
210,697	Loan ID 200500	Fixed	5.875%	2/1/2037	221,232
372,796	Loan ID 200504	Fixed	3.375%	3/1/2043	353,174
71,872	Loan ID 200507	Fixed	4.500%	9/1/2042	73,217
325,399	Loan ID 200514	Fixed	3.000%	4/1/2047	303,770
97,535	Loan ID 200515	Fixed	8.250%	2/1/2039	102,411
101,535	Loan ID 200517	Fixed	8.000%	5/1/2039	99,907
199,864	Loan ID 200518	Fixed	3.000%	12/1/2050	186,403

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$309,187	Loan ID 200519	Fixed	3.000%	11/1/2049	$290,030
115,811	Loan ID 200524	Fixed	3.500%	6/1/2043	111,228
276,653	Loan ID 200525	Fixed	3.250%	12/1/2042	259,185
109,427	Loan ID 200527	Fixed	4.500%	12/1/2043	111,581
134,305	Loan ID 200528	Fixed	4.375%	2/1/2044	135,210
388,546	Loan ID 200529	Fixed	4.625%	2/1/2044	397,639
171,253	Loan ID 200531	Fixed	4.625%	11/1/2043	174,554
108,564	Loan ID 200532	Fixed	3.250%	7/1/2043	101,577
109,964	Loan ID 200537	Fixed	4.500%	3/1/2042	111,007
88,416	Loan ID 200538	Fixed	4.750%	1/1/2043	90,506
82,463	Loan ID 200540	Fixed	3.875%	2/1/2043	81,197
53,098	Loan ID 200545	Fixed	4.375%	2/1/2029	53,636
119,869	Loan ID 200546	Fixed	5.375%	12/1/2043	125,600
166,034	Loan ID 200548	Fixed	5.250%	2/1/2044	173,854
34,281	Loan ID 200550	Fixed	3.750%	3/1/2043	33,441
215,760	Loan ID 200555	Fixed	4.375%	1/1/2044	219,214
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	227,410
135,373	Loan ID 200564	Fixed	4.875%	5/1/2039	127,924
510,704	Loan ID 200565	Interest Only	4.000%	6/1/2037	523,507
128,887	Loan ID 200567	Fixed	3.375%	5/1/2043	122,263
133,813	Loan ID 200571	Fixed	4.500%	7/1/2043	136,011
93,568	Loan ID 200573	Fixed	3.750%	9/1/2042	91,332
128,108	Loan ID 200574	Fixed	4.875%	1/1/2044	132,900
150,776	Loan ID 200577	Fixed	3.125%	4/1/2028	140,031
180,203	Loan ID 200578	Fixed	4.750%	8/1/2040	186,565
47,546	Loan ID 200579	Fixed	4.875%	5/1/2042	48,752
169,782	Loan ID 200580	Fixed	4.125%	11/1/2041	170,220
37,879	Loan ID 200581	Fixed	4.750%	9/1/2042	38,298
364,756	Loan ID 200582	Fixed	4.000%	11/1/2042	320,856
78,783	Loan ID 200583	Fixed	3.625%	9/1/2027	76,352
169,076	Loan ID 200585	Fixed	4.000%	6/1/2046	148,060
319,987	Loan ID 200586	Fixed	3.500%	1/1/2043	307,078
246,177	Loan ID 200588	Fixed	3.750%	5/1/2042	241,073
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	57,226
96,476	Loan ID 200592	Fixed	4.375%	6/1/2042	97,688
65,595	Loan ID 200593	Fixed	3.875%	6/1/2042	64,593
222,964	Loan ID 200594	Fixed	4.250%	4/1/2043	225,005
38,098	Loan ID 200597	Fixed	5.625%	2/1/2044	40,003
133,287	Loan ID 200598	Fixed	4.625%	2/1/2044	136,304
117,811	Loan ID 200599	Fixed	4.125%	2/1/2043	117,602
188,882	Loan ID 200600	Fixed	4.625%	4/1/2044	193,951
180,543	Loan ID 200602	Fixed	3.750%	3/1/2043	176,469
29,058	Loan ID 200603	Fixed	4.125%	6/1/2043	28,890
71,794	Loan ID 200604	Fixed	3.500%	1/1/2043	68,870
138,429	Loan ID 200605	Fixed	4.875%	11/1/2043	142,884
197,588	Loan ID 200607	Fixed	2.875%	11/1/2027	180,311

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$132,586	Loan ID 200608	Fixed	4.125%	11/1/2043	$130,892
53,141	Loan ID 200611	Fixed	4.625%	5/1/2043	54,407
123,506	Loan ID 200612	Fixed	4.500%	2/1/2043	125,904
200,285	Loan ID 200613	Fixed	3.369%	1/1/2043	190,298
99,982	Loan ID 200615	Fixed	4.250%	8/1/2043	100,523
333,841	Loan ID 200616	Fixed	4.875%	2/1/2044	345,287
126,283	Loan ID 200618	Fixed	4.375%	5/1/2042	128,087
224,475	Loan ID 200620	Fixed	4.250%	10/1/2043	225,750
129,223	Loan ID 200621	Fixed	3.625%	1/1/2043	124,526
71,470	Loan ID 200623	Fixed	4.375%	12/1/2042	72,226
249,291	Loan ID 200624	Fixed	4.125%	4/1/2043	249,134
129,121	Loan ID 200627	Fixed	4.250%	10/1/2043	130,017
69,639	Loan ID 200628	Fixed	3.250%	2/1/2028	65,313
150,547	Loan ID 200629	Fixed	4.375%	9/1/2043	152,214
162,974	Loan ID 200630	Fixed	5.250%	9/1/2043	171,099
338,241	Loan ID 200632	Fixed	5.250%	5/1/2044	352,937
221,063	Loan ID 200633	Fixed	5.125%	5/1/2044	229,646
226,980	Loan ID 200634	Fixed	4.375%	1/1/2044	229,939
96,996	Loan ID 200635	Fixed	3.750%	5/1/2029	93,820
192,940	Loan ID 200636	Fixed	3.750%	2/1/2053	193,798
142,932	Loan ID 200642	Fixed	5.000%	3/1/2044	132,235
115,797	Loan ID 200645	Fixed	5.000%	4/1/2044	120,150
139,637	Loan ID 200649	Fixed	4.375%	3/1/2044	141,288
127,282	Loan ID 200650	Fixed	4.875%	5/1/2044	119,045
255,376	Loan ID 200651	Fixed	3.625%	7/1/2043	246,676
137,064	Loan ID 200655	Fixed	3.375%	5/1/2043	129,936
148,379	Loan ID 200656	Fixed	6.875%	7/1/2037	123,897
143,924	Loan ID 200657	Fixed	4.875%	8/1/2051	149,510
177,834	Loan ID 200660	Fixed	5.875%	3/1/2038	186,725
208,116	Loan ID 200662	Fixed	5.000%	3/1/2044	215,961
67,720	Loan ID 200663	Fixed	4.750%	5/1/2044	69,852
295,295	Loan ID 200668	Fixed	3.625%	4/1/2043	286,544
152,797	Loan ID 200669	Fixed	5.250%	4/1/2044	158,989
59,300	Loan ID 200670	Fixed	4.375%	2/1/2029	59,982
232,946	Loan ID 200671	Fixed	4.625%	8/1/2043	237,837
153,765	Loan ID 200672	Fixed	3.750%	7/1/2043	149,491
304,181	Loan ID 200674	Fixed	4.500%	5/1/2044	305,322
249,221	Loan ID 200675	Fixed	5.125%	4/1/2044	259,437
112,843	Loan ID 200677	Fixed	3.625%	5/1/2028	109,189
456,267	Loan ID 200678	Fixed	4.375%	2/1/2044	461,628
250,415	Loan ID 200679	Fixed	5.000%	4/1/2044	210,859
186,975	Loan ID 200682	Fixed	4.875%	5/1/2044	170,514
124,197	Loan ID 200684	Fixed	4.875%	4/1/2044	128,880
226,166	Loan ID 200685	Fixed	4.875%	5/1/2044	233,220
221,002	Loan ID 200690	Fixed	4.250%	4/1/2044	222,942
281,394	Loan ID 200691	Fixed	4.500%	5/1/2044	287,593

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$239,781	Loan ID 200692	Fixed	4.625%	7/1/2044	$244,688
104,976	Loan ID 200694	Fixed	4.500%	9/1/2043	106,765
47,289	Loan ID 200696	Fixed	3.750%	10/1/2042	46,299
133,027	Loan ID 200697	Fixed	4.500%	1/1/2044	133,117
184,047	Loan ID 200699	Fixed	4.125%	7/1/2044	183,209
90,969	Loan ID 200700	Fixed	4.250%	2/1/2044	91,394
164,550	Loan ID 200701	Fixed	4.750%	6/1/2044	169,259
95,128	Loan ID 200704	Fixed	4.375%	3/1/2043	95,912
130,274	Loan ID 200708	Fixed	4.875%	2/1/2044	135,356
50,226	Loan ID 200709	Fixed	4.375%	4/1/2043	50,835
114,321	Loan ID 200710	Fixed	4.500%	7/1/2044	106,630
113,970	Loan ID 200711	Fixed	3.750%	7/1/2043	81,798
595,112	Loan ID 200714	Fixed	4.175%	11/1/2036	526,957
211,079	Loan ID 200716	ARM	4.063%	8/1/2037	181,306
139,234	Loan ID 200720	ARM	3.875%	4/1/2042	98,836
148,151	Loan ID 200726	Fixed	4.125%	9/1/2037	90,663
164,963	Loan ID 200727	Fixed	2.625%	7/1/2037	149,885
446,614	Loan ID 200730	ARM	3.750%	9/1/2036	426,116
193,908	Loan ID 200732	Fixed	4.125%	9/1/2027	194,339
226,280	Loan ID 200733	Fixed	3.750%	12/1/2042	221,350
238,122	Loan ID 200734	ARM	3.375%	4/1/2044	239,667
100,247	Loan ID 200735	Fixed	4.500%	6/1/2044	102,162
142,536	Loan ID 200736	Fixed	4.750%	5/1/2044	129,016
174,136	Loan ID 200742	Fixed	4.250%	4/1/2043	174,603
188,774	Loan ID 200744	Fixed	3.625%	6/1/2043	182,551
444,329	Loan ID 200748	Fixed	4.750%	12/1/2043	456,865
151,547	Loan ID 200749	Fixed	4.750%	9/1/2043	156,527
239,079	Loan ID 200750	Fixed	4.750%	5/1/2044	247,191
59,042	Loan ID 200753	Fixed	5.250%	5/1/2044	60,484
54,694	Loan ID 200755	Fixed	4.250%	6/1/2043	55,050
187,312	Loan ID 200756	Fixed	4.875%	11/1/2043	171,717
124,326	Loan ID 200759	Fixed	3.750%	6/1/2043	121,642
169,994	Loan ID 200760	Fixed	3.750%	6/1/2043	166,063
295,504	Loan ID 200762	Fixed	3.875%	5/1/2042	291,597
150,867	Loan ID 200763	Fixed	4.250%	11/1/2043	151,373
201,796	Loan ID 200765	Fixed	4.875%	11/1/2043	207,683
484,549	Loan ID 200766	Fixed	3.625%	12/1/2042	470,146
175,445	Loan ID 200771	Fixed	4.500%	4/1/2043	175,445
242,601	Loan ID 200772	Fixed	3.750%	3/1/2043	237,437
202,171	Loan ID 200774	Fixed	3.875%	7/1/2043	199,101
43,912	Loan ID 200775	Fixed	4.250%	4/1/2043	44,105
80,196	Loan ID 200776	Fixed	4.250%	3/1/2044	80,531
52,907	Loan ID 200777	Fixed	4.750%	6/1/2044	47,137
141,580	Loan ID 200779	Fixed	4.625%	8/1/2044	135,031
165,493	Loan ID 200781	Fixed	4.625%	9/1/2044	167,668
138,568	Loan ID 200783	Fixed	4.750%	9/1/2044	142,817

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$111,963	Loan ID 200785	Fixed	4.500%	8/1/2044	$114,001
224,047	Loan ID 200786	Fixed	4.625%	7/1/2044	227,497
42,634	Loan ID 200787	Fixed	4.750%	9/1/2044	43,436
176,155	Loan ID 200788	Fixed	3.625%	12/1/2028	169,178
128,443	Loan ID 200789	Fixed	3.750%	9/1/2044	125,350
149,275	Loan ID 200790	Fixed	4.250%	8/1/2044	150,606
200,749	Loan ID 200791	Fixed	4.875%	6/1/2044	206,371
353,373	Loan ID 200792	Fixed	3.375%	1/1/2043	250,691
91,869	Loan ID 200795	Fixed	6.750%	8/1/2036	90,583
71,061	Loan ID 200796	Fixed	3.170%	12/1/2053	44,616
58,787	Loan ID 200799	Fixed	4.000%	2/5/2053	54,971
64,314	Loan ID 200800	Fixed	4.000%	1/1/2053	56,647
353,885	Loan ID 200803	Fixed	3.410%	11/1/2050	211,722
152,743	Loan ID 200805	Fixed	4.625%	7/1/2050	113,601
157,479	Loan ID 200806	Fixed	5.000%	8/1/2049	99,461
57,344	Loan ID 200808	Fixed	4.250%	11/1/2050	26,470
115,744	Loan ID 200809	Fixed	5.000%	4/1/2050	66,845
237,953	Loan ID 200814	Fixed	8.250%	7/1/2039	249,851
279,832	Loan ID 200817	Fixed	5.000%	1/1/2050	188,363
130,219	Loan ID 200820	Fixed	4.000%	7/1/2044	129,337
206,002	Loan ID 200821	Fixed	4.250%	8/1/2044	207,646
80,242	Loan ID 200823	Fixed	4.250%	9/1/2044	80,878
218,708	Loan ID 200824	Fixed	4.250%	8/1/2044	195,061
104,895	Loan ID 200826	Fixed	4.375%	9/1/2044	105,500
182,884	Loan ID 200827	Fixed	3.875%	6/1/2044	179,369
233,849	Loan ID 200829	Fixed	4.375%	7/1/2043	236,757
204,232	Loan ID 200830	ARM	2.875%	7/1/2044	202,898
72,063	Loan ID 200831	Fixed	4.250%	10/1/2044	72,145
335,784	Loan ID 200832	Fixed	4.250%	10/1/2044	337,002
350,880	Loan ID 200833	Fixed	4.250%	1/1/2043	353,355
157,937	Loan ID 200834	Fixed	4.125%	7/1/2043	157,924
323,712	Loan ID 200835	Fixed	5.000%	8/1/2043	337,245
180,348	Loan ID 200838	Fixed	3.750%	8/1/2044	175,377
230,769	Loan ID 200839	Fixed	5.000%	5/1/2044	239,788
177,200	Loan ID 200842	Fixed	4.250%	8/1/2044	178,063
353,623	Loan ID 200843	Fixed	4.750%	10/1/2043	362,547
298,019	Loan ID 200844	Fixed	4.500%	7/1/2043	303,431
200,596	Loan ID 200846	Fixed	4.375%	11/1/2043	201,023
179,761	Loan ID 200847	Fixed	4.750%	10/1/2044	184,896
109,093	Loan ID 200853	Fixed	5.000%	4/1/2037	103,183
225,293	Loan ID 200855	ARM	4.413%	7/1/2037	195,631
202,368	Loan ID 200856	Fixed	6.500%	6/1/2042	129,795
262,344	Loan ID 200858	Fixed	2.000%	1/1/2053	215,446
164,263	Loan ID 200860	Fixed	3.000%	3/1/2052	111,053
423,550	Loan ID 200861	Fixed	2.000%	6/1/2054	275,660
247,137	Loan ID 200863	Fixed	2.000%	7/1/2052	207,797

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$259,462	Loan ID 200864	Fixed	4.000%	1/1/2037	$96,394
262,533	Loan ID 200866	Fixed	2.000%	5/1/2053	223,528
111,850	Loan ID 200867	Fixed	2.370%	9/1/2053	95,863
197,971	Loan ID 200873	Fixed	3.525%	11/1/2053	81,117
194,253	Loan ID 200876	ARM	3.625%	5/1/2035	159,432
384,401	Loan ID 200877	Fixed	4.750%	9/1/2042	344,466
187,831	Loan ID 200880	Fixed	4.250%	6/1/2043	189,124
78,392	Loan ID 200883	Fixed	3.375%	5/1/2028	74,237
92,607	Loan ID 200886	Fixed	4.250%	10/1/2044	93,120
249,099	Loan ID 200887	Fixed	4.750%	9/1/2044	255,996
232,991	Loan ID 200888	Fixed	4.500%	9/1/2044	236,926
203,767	Loan ID 200891	Fixed	4.250%	10/1/2044	204,263
249,553	Loan ID 200892	Fixed	3.750%	9/1/2043	239,103
96,450	Loan ID 200894	Fixed	5.000%	10/1/2043	100,262
221,562	Loan ID 200895	Fixed	3.875%	11/1/2043	218,382
192,204	Loan ID 200897	Fixed	4.750%	10/1/2044	158,591
365,570	Loan ID 200900	Fixed	4.375%	9/1/2044	371,454
649,815	Loan ID 200902	Fixed	4.250%	9/1/2044	655,351
247,825	Loan ID 200904	Fixed	5.125%	9/1/2044	257,808
397,136	Loan ID 200905	Fixed	5.375%	9/1/2044	413,636
302,947	Loan ID 200906	Fixed	4.875%	2/1/2035	314,356
354,419	Loan ID 200907	ARM	4.113%	8/1/2047	311,887
104,613	Loan ID 200908	Fixed	4.000%	6/1/2049	104,500
114,250	Loan ID 200909	Fixed	4.870%	3/1/2046	118,618
203,085	Loan ID 200910	Fixed	3.300%	4/1/2053	119,761
723,314	Loan ID 200912	Interest Only	4.500%	3/1/2037	666,143
58,726	Loan ID 200913	Fixed	4.250%	5/1/2047	47,912
150,350	Loan ID 200914	Fixed	2.875%	12/1/2047	140,297
92,256	Loan ID 200916	Fixed	4.000%	10/1/2037	88,866
158,636	Loan ID 200917	Fixed	4.875%	1/1/2051	164,874
95,424	Loan ID 200921	ARM	3.875%	7/1/2051	100,195
419,764	Loan ID 200922	Fixed	3.340%	9/1/2053	411,347
505,950	Loan ID 200924	Fixed	5.500%	9/1/2051	531,248
318,352	Loan ID 200927	Fixed	3.000%	8/1/2038	300,062
120,652	Loan ID 200928	Fixed	4.800%	12/1/2036	124,756
160,054	Loan ID 200929	Fixed	4.625%	1/1/2043	163,857
387,386	Loan ID 200931	Fixed	4.250%	12/1/2052	343,431
299,702	Loan ID 200933	Fixed	4.250%	3/1/2043	301,776
113,379	Loan ID 200934	Fixed	3.810%	1/1/2043	111,145
176,353	Loan ID 200935	Fixed	3.875%	4/1/2043	173,900
192,914	Loan ID 200936	Fixed	4.000%	5/1/2042	191,630
120,593	Loan ID 200939	Fixed	4.170%	5/1/2042	121,236
196,969	Loan ID 200940	Fixed	3.250%	2/1/2043	184,802
114,767	Loan ID 200941	Fixed	3.780%	1/1/2043	112,346
277,082	Loan ID 200942	Fixed	4.000%	4/1/2043	275,094
103,603	Loan ID 200944	Fixed	4.500%	2/1/2044	104,529

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$140,458	Loan ID 200945	Fixed	5.125%	4/1/2044	$146,059
286,012	Loan ID 200947	Fixed	4.000%	2/1/2043	283,756
128,672	Loan ID 200948	Fixed	4.625%	12/1/2042	131,174
279,165	Loan ID 200949	Fixed	3.875%	4/1/2043	275,210
180,427	Loan ID 200952	Fixed	3.875%	1/1/2043	177,696
116,562	Loan ID 200953	Fixed	3.750%	12/1/2042	113,729
375,602	Loan ID 200954	Fixed	3.625%	1/1/2043	363,764
325,440	Loan ID 200955	Fixed	3.250%	5/1/2043	305,728
261,943	Loan ID 200956	Fixed	5.000%	8/1/2051	273,725
95,425	Loan ID 200958	Fixed	3.875%	6/1/2043	93,852
415,298	Loan ID 200959	Fixed	4.000%	11/1/2042	412,791
362,239	Loan ID 200960	Fixed	3.500%	1/1/2043	347,403
177,361	Loan ID 200961	Fixed	4.750%	6/1/2043	182,693
204,651	Loan ID 200962	Fixed	4.250%	10/1/2044	205,989
117,370	Loan ID 200963	Fixed	4.750%	9/1/2044	120,290
350,207	Loan ID 200964	Fixed	3.750%	7/1/2043	342,144
146,093	Loan ID 200966	Fixed	4.875%	7/1/2044	94,960
94,120	Loan ID 200968	Fixed	4.250%	11/1/2044	80,997
360,355	Loan ID 200969	Fixed	4.875%	8/1/2043	372,558
153,193	Loan ID 200974	Fixed	4.250%	10/1/2044	154,069
56,932	Loan ID 200975	Fixed	4.750%	12/1/2044	58,675
351,450	Loan ID 200977	Fixed	4.875%	9/1/2044	327,007
205,614	Loan ID 200983	Fixed	4.375%	8/1/2044	208,135
151,452	Loan ID 200984	Fixed	5.000%	10/1/2043	157,880
113,692	Loan ID 200987	Fixed	4.625%	10/1/2044	116,193
208,139	Loan ID 200989	Fixed	3.750%	6/1/2029	208,139
282,575	Loan ID 200992	Fixed	4.125%	5/1/2043	282,820
167,488	Loan ID 200993	Fixed	2.004%	7/15/2049	144,304
201,541	Loan ID 200994	Fixed	4.125%	5/1/2053	202,384
56,047	Loan ID 200996	Fixed	2.500%	8/1/2048	37,982
97,060	Loan ID 200997	Fixed	2.000%	3/1/2051	74,378
363,216	Loan ID 200998	Fixed	3.875%	12/1/2050	319,920
72,400	Loan ID 201000	Fixed	5.125%	2/1/2039	75,857
28,191	Loan ID 201002	Fixed	0.000%	10/1/2024	23,400
129,301	Loan ID 201005	Fixed	4.750%	7/1/2041	133,518
42,974	Loan ID 201006	Fixed	6.875%	3/1/2038	45,123
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
67,419	Loan ID 201009	Fixed	0.000%	4/1/2033	56,178
79,712	Loan ID 201010	Fixed	5.500%	4/1/2039	83,698
35,905	Loan ID 201011	Fixed	0.000%	2/1/2023	29,847
46,073	Loan ID 201012	Fixed	7.500%	12/1/2038	47,148
55,998	Loan ID 201013	Fixed	7.500%	12/1/2038	48,034
87,534	Loan ID 201014	Fixed	0.000%	2/1/2033	72,652
12,150	Loan ID 201015	Fixed	0.000%	3/29/2021	10,170
106,283	Loan ID 201016	Fixed	6.500%	2/1/2036	111,597
23,243	Loan ID 201017	Fixed	0.000%	4/1/2032	19,309

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$92,594	Loan ID 201020	Fixed	0.000%	10/1/2034	$76,983
79,768	Loan ID 201022	ARM	3.750%	5/1/2037	63,933
141,440	Loan ID 201023	Fixed	6.450%	2/1/2036	115,984
79,498	Loan ID 201026	Fixed	7.750%	12/1/2035	81,877
106,853	Loan ID 201027	ARM	9.538%	3/1/2037	112,195
102,898	Loan ID 201030	Fixed	5.000%	7/1/2042	107,647
140,978	Loan ID 201032	Fixed	4.500%	11/1/2044	140,149
284,773	Loan ID 201033	Fixed	4.125%	12/1/2044	285,190
93,632	Loan ID 201036	Fixed	4.375%	12/1/2044	94,403
68,719	Loan ID 201037	Fixed	8.250%	7/1/2039	72,155
272,248	Loan ID 201040	Fixed	4.000%	11/1/2045	200,563
90,676	Loan ID 201041	Fixed	3.750%	11/1/2052	79,665
115,241	Loan ID 201043	Fixed	4.000%	4/1/2039	107,599
179,963	Loan ID 201044	Fixed	4.870%	3/29/2037	186,927
108,655	Loan ID 201045	Fixed	3.000%	7/1/2037	81,944
263,915	Loan ID 201046	Fixed	2.000%	4/1/2053	203,130
108,546	Loan ID 201047	Fixed	3.625%	4/1/2053	87,619
173,118	Loan ID 201048	Fixed	3.000%	4/1/2052	133,070
65,246	Loan ID 201053	Fixed	3.860%	7/1/2053	64,558
210,880	Loan ID 201054	Fixed	2.400%	5/17/2050	181,408
588,277	Loan ID 201056	Fixed	2.000%	7/1/2054	510,917
167,111	Loan ID 201057	Fixed	2.000%	1/1/2050	128,469
131,594	Loan ID 201058	Fixed	2.500%	8/1/2037	112,805
111,400	Loan ID 201060	ARM	3.750%	7/1/2035	84,191
86,672	Loan ID 201061	Fixed	5.000%	2/1/2050	69,917
118,600	Loan ID 201062	Fixed	3.100%	4/1/2047	111,494
124,463	Loan ID 201063	Fixed	4.000%	9/1/2047	80,339
211,949	Loan ID 201065	Fixed	3.000%	7/1/2037	168,662
229,799	Loan ID 201066	Fixed	4.250%	12/1/2046	232,091
434,617	Loan ID 201067	Fixed	4.750%	1/1/2044	446,286
68,491	Loan ID 201069	Fixed	4.625%	12/1/2044	70,017
614,282	Loan ID 201070	Fixed	4.250%	2/1/2045	616,937
108,442	Loan ID 201072	Fixed	3.500%	3/1/2028	104,124
42,246	Loan ID 201073	Fixed	3.125%	4/1/2023	38,203
95,271	Loan ID 201075	Fixed	4.375%	10/1/2044	96,316
124,933	Loan ID 201076	Fixed	3.500%	12/1/2042	119,710
134,589	Loan ID 201077	Fixed	3.625%	7/1/2044	128,361
225,682	Loan ID 201084	Fixed	5.000%	8/1/2038	235,729
146,489	Loan ID 201086	Fixed	4.625%	11/1/2044	148,404
158,245	Loan ID 201091	Fixed	4.125%	1/1/2045	154,208
249,763	Loan ID 201092	Fixed	5.250%	4/1/2046	260,630
135,914	Loan ID 201093	Fixed	4.125%	9/1/2043	114,834
148,541	Loan ID 201094	Fixed	4.550%	3/1/2044	150,131
230,730	Loan ID 201095	Fixed	3.875%	8/1/2044	227,422
94,390	Loan ID 201100	Fixed	4.125%	7/1/2043	94,605
348,231	Loan ID 201101	Fixed	4.625%	3/1/2045	355,104

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$152,949	Loan ID 201103	ARM	2.875%	5/1/2044	$153,460
159,303	Loan ID 201104	Fixed	4.375%	4/1/2045	158,469
291,676	Loan ID 201105	Fixed	4.250%	11/1/2044	293,338
78,257	Loan ID 201107	Fixed	5.150%	2/1/2036	81,225
152,238	Loan ID 201108	Fixed	4.750%	2/1/2054	142,191
520,281	Loan ID 201110	ARM	4.375%	4/1/2037	417,564
160,622	Loan ID 201111	Fixed	4.875%	4/1/2050	93,796
244,386	Loan ID 201112	Fixed	4.750%	8/1/2037	252,625
78,223	Loan ID 201113	Fixed	5.750%	12/1/2052	82,134
110,387	Loan ID 201114	Fixed	8.087%	5/1/2054	99,465
506,356	Loan ID 201115	Fixed	4.000%	2/1/2051	343,212
124,801	Loan ID 201119	Fixed	4.000%	5/1/2034	120,114
89,892	Loan ID 201121	Fixed	4.000%	10/1/2037	66,929
85,164	Loan ID 201122	Fixed	4.750%	11/1/2048	78,297
171,107	Loan ID 201123	Fixed	4.000%	7/1/2054	45,982
244,410	Loan ID 201124	Fixed	4.750%	4/1/2040	252,687
433,118	Loan ID 201126	Fixed	6.500%	4/1/2049	432,831
81,847	Loan ID 201127	ARM	3.750%	4/1/2037	69,949
119,140	Loan ID 201130	Fixed	4.850%	12/1/2037	122,378
116,359	Loan ID 201131	Fixed	7.353%	5/1/2053	86,663
169,008	Loan ID 201132	Fixed	4.000%	7/1/2037	123,289
196,775	Loan ID 201134	Fixed	2.000%	10/1/2053	153,152
520,899	Loan ID 201135	Fixed	3.000%	6/1/2051	407,853
56,478	Loan ID 201138	Fixed	4.250%	3/1/2034	57,053
159,989	Loan ID 201139	Fixed	2.000%	11/1/2053	124,434
154,360	Loan ID 201140	Fixed	4.870%	1/1/2038	158,524
87,711	Loan ID 201143	Fixed	2.000%	11/1/2037	65,369
100,395	Loan ID 201144	Fixed	4.250%	9/1/2045	101,385
226,601	Loan ID 201145	Fixed	4.375%	4/1/2051	207,648
130,333	Loan ID 201146	Fixed	4.875%	8/1/2054	110,962
108,574	Loan ID 201147	Fixed	4.000%	11/1/2051	87,620
95,710	Loan ID 201148	Fixed	3.950%	10/1/2042	86,479
278,877	Loan ID 201149	Fixed	5.719%	6/1/2051	159,411
247,319	Loan ID 201153	Fixed	5.000%	6/1/2050	167,260
58,665	Loan ID 201154	ARM	4.250%	11/1/2041	61,599
94,161	Loan ID 201155	Fixed	2.000%	11/1/2053	60,000
63,940	Loan ID 201156	Fixed	5.000%	4/1/2050	49,095
288,145	Loan ID 201157	Fixed	4.000%	3/1/2055	287,258
201,644	Loan ID 201160	Fixed	4.920%	10/1/2049	126,578
379,061	Loan ID 201163	Fixed	4.750%	12/1/2049	245,641
164,057	Loan ID 201164	Fixed	4.250%	11/1/2051	165,765
110,866	Loan ID 201165	Fixed	4.750%	1/1/2044	114,252
430,291	Loan ID 201168	Fixed	3.000%	4/1/2052	329,059
106,838	Loan ID 201169	Fixed	5.934%	9/1/2037	97,238
65,220	Loan ID 201170	Fixed	4.375%	7/1/2037	65,477
107,306	Loan ID 201173	Fixed	3.000%	11/1/2047	52,616

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$145,441	Loan ID 201174	Fixed	4.750%	1/1/2053	$150,376
62,545	Loan ID 201175	Fixed	5.000%	9/1/2044	65,261
133,682	Loan ID 201176	Fixed	4.250%	8/1/2053	133,510
302,551	Loan ID 201178	Fixed	3.193%	6/1/2051	142,935
298,899	Loan ID 201179	Fixed	4.000%	5/1/2051	195,004
304,473	Loan ID 201181	Fixed	4.500%	4/1/2034	271,396
132,607	Loan ID 201183	Fixed	3.375%	10/1/2052	105,206
62,902	Loan ID 201184	Fixed	4.000%	6/1/2049	62,829
256,281	Loan ID 201185	Fixed	5.760%	10/1/2053	222,658
80,871	Loan ID 201187	Fixed	2.000%	11/1/2048	42,548
158,433	Loan ID 201190	Fixed	4.250%	6/1/2051	160,056
212,664	Loan ID 201191	Fixed	3.000%	2/1/2037	205,247
624,463	Loan ID 201196	Fixed	2.000%	11/1/2036	494,532
172,225	Loan ID 201197	Fixed	5.125%	8/1/2037	164,338
332,382	Loan ID 201199	Fixed	5.000%	11/1/2046	261,194
284,566	Loan ID 201200	Fixed	4.500%	3/1/2044	290,794
287,503	Loan ID 201201	Fixed	4.500%	8/1/2044	292,750
448,587	Loan ID 201204	Fixed	3.750%	4/1/2045	435,958
147,990	Loan ID 201205	Fixed	4.625%	1/1/2045	151,292
129,384	Loan ID 201206	Fixed	3.990%	4/1/2045	128,037
418,758	Loan ID 201207	Fixed	4.625%	8/1/2051	416,240
114,832	Loan ID 201208	Fixed	4.625%	4/1/2045	116,480
178,363	Loan ID 201209	Fixed	4.250%	4/1/2045	169,335
128,651	Loan ID 201211	Fixed	4.125%	7/1/2044	102,321
360,459	Loan ID 201212	Fixed	4.625%	3/1/2045	289,859
197,347	Loan ID 201213	Fixed	4.875%	8/1/2044	198,786
541,618	Loan ID 201214	ARM	2.875%	9/1/2043	517,389
263,478	Loan ID 201216	Fixed	3.500%	2/1/2043	206,776
101,184	Loan ID 201217	Fixed	3.875%	5/1/2045	79,452
124,680	Loan ID 201218	Fixed	4.125%	1/1/2045	109,093
64,634	Loan ID 201221	Fixed	3.250%	5/1/2043	67,866
47,857	Loan ID 201222	Fixed	5.125%	1/1/2045	48,411
213,198	Loan ID 201223	Fixed	3.875%	4/1/2030	218,216
60,014	Loan ID 201226	Fixed	5.000%	3/1/2045	61,879
174,411	Loan ID 201227	Fixed	5.125%	3/1/2045	180,702
79,109	Loan ID 201229	Fixed	3.250%	7/1/2024	78,323
123,535	Loan ID 201232	Fixed	4.500%	1/1/2045	123,845
256,624	Loan ID 201233	Fixed	4.500%	12/1/2044	254,931
233,934	Loan ID 201237	Fixed	3.750%	5/1/2045	228,120
157,458	Loan ID 201240	Fixed	4.250%	10/1/2045	138,368
295,142	Loan ID 201241	Fixed	4.375%	7/1/2045	299,612
225,614	Loan ID 201242	Fixed	4.625%	11/1/2044	229,206
109,968	Loan ID 201243	Fixed	4.625%	11/1/2045	111,501
398,460	Loan ID 201244	Fixed	4.500%	6/1/2045	397,529
114,012	Loan ID 201245	Fixed	4.750%	8/1/2044	115,967
185,959	Loan ID 201247	Fixed	4.250%	5/1/2045	144,013

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$100,382	Loan ID 201248	Fixed	4.875%	7/1/2044	$103,099
463,081	Loan ID 201249	Fixed	4.625%	8/1/2045	408,429
61,032	Loan ID 201250	Fixed	4.250%	10/1/2045	60,989
130,380	Loan ID 201251	Fixed	4.500%	8/1/2045	118,133
7,083	Loan ID 201253	ARM	8.750%	3/1/2019	7,437
158,499	Loan ID 201254	ARM	8.000%	9/1/2034	166,424
242,590	Loan ID 201255	ARM	7.875%	6/1/2035	254,720
32,376	Loan ID 201256	ARM	10.500%	10/1/2021	33,994
240,255	Loan ID 201257	Fixed	4.500%	5/1/2044	213,296
90,752	Loan ID 201258	Fixed	4.500%	6/1/2045	79,144
119,056	Loan ID 201259	Fixed	4.625%	1/1/2046	120,605
171,871	Loan ID 201260	Fixed	4.750%	9/1/2045	175,597
60,533	Loan ID 201262	Fixed	4.200%	1/1/2046	49,815
50,079	Loan ID 201263	Fixed	4.750%	10/1/2045	44,342
186,524	Loan ID 201264	Fixed	5.000%	3/1/2045	170,001
358,691	Loan ID 201265	Fixed	4.750%	6/1/2045	233,149
145,479	Loan ID 201266	Fixed	4.500%	2/1/2046	142,064
236,349	Loan ID 201268	Fixed	4.250%	6/1/2045	237,341
124,650	Loan ID 201269	Fixed	4.375%	12/1/2045	77,419
152,234	Loan ID 201270	Fixed	4.125%	2/1/2045	151,127
254,048	Loan ID 201271	Fixed	4.500%	6/1/2045	253,544
139,964	Loan ID 201272	Fixed	4.750%	11/1/2044	143,458
241,038	Loan ID 201273	Fixed	4.500%	12/1/2045	243,990
217,666	Loan ID 201274	Fixed	4.125%	10/1/2045	211,340
192,786	Loan ID 201278	Fixed	3.750%	12/1/2045	160,963
370,114	Loan ID 201280	Fixed	4.500%	4/1/2046	360,695
153,158	Loan ID 201281	Fixed	4.875%	7/1/2044	157,843
129,485	Loan ID 201282	Fixed	5.250%	1/1/2046	133,503
110,866	Loan ID 201283	Fixed	4.250%	11/1/2045	109,931
132,687	Loan ID 201284	Fixed	3.625%	2/1/2029	134,473
32,622	Loan ID 201285	Fixed	4.625%	11/1/2028	33,678
110,156	Loan ID 201286	Fixed	4.375%	12/1/2045	110,832
85,337	Loan ID 201289	Fixed	4.000%	3/1/2045	83,849
248,535	Loan ID 201290	Fixed	4.750%	7/1/2045	255,328
304,208	Loan ID 201291	Fixed	5.000%	8/1/2045	311,812
81,276	Loan ID 201292	Fixed	4.500%	5/1/2045	85,339
37,110	Loan ID 201293	Fixed	4.875%	9/1/2045	37,740
126,152	Loan ID 201294	Fixed	4.625%	2/1/2046	114,006
98,113	Loan ID 201295	Fixed	4.500%	12/1/2045	84,697
763,206	Loan ID 201296	Fixed	4.250%	2/1/2046	756,131
341,552	Loan ID 201297	Fixed	4.875%	8/1/2045	352,009
255,245	Loan ID 201299	Fixed	4.250%	12/1/2045	192,976
197,695	Loan ID 201300	Fixed	4.750%	3/1/2046	198,098
73,487	Loan ID 201301	Fixed	4.550%	10/1/2044	74,271
135,911	Loan ID 201302	Fixed	4.250%	5/1/2045	135,866
97,725	Loan ID 201303	Fixed	3.875%	3/1/2045	95,767

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$227,009	Loan ID 201304	Fixed	4.125%	2/1/2046	$198,029
148,845	Loan ID 201305	Fixed	4.625%	8/1/2044	151,534
117,688	Loan ID 201306	Fixed	3.875%	9/1/2045	99,852
167,723	Loan ID 201307	Fixed	4.250%	11/1/2045	135,346
62,618	Loan ID 201308	Fixed	4.625%	11/1/2045	63,170
163,081	Loan ID 201309	Fixed	4.000%	9/1/2045	140,678
187,940	Loan ID 201310	Fixed	4.750%	9/1/2045	154,324
137,472	Loan ID 201311	Fixed	4.375%	3/1/2046	133,021
323,709	Loan ID 201313	Fixed	4.625%	1/1/2046	319,536
113,152	Loan ID 201315	Fixed	4.375%	9/1/2045	113,699
162,578	Loan ID 201316	Fixed	4.500%	2/1/2046	125,688
167,622	Loan ID 201317	Fixed	5.250%	2/1/2046	170,964
85,803	Loan ID 201318	Fixed	4.750%	11/1/2045	68,320
173,084	Loan ID 201319	Fixed	4.375%	10/1/2045	153,749
165,219	Loan ID 201320	Fixed	4.000%	10/1/2045	162,783
98,037	Loan ID 201321	Fixed	4.000%	1/1/2046	63,375
124,182	Loan ID 201323	Fixed	4.375%	7/1/2045	124,370
136,509	Loan ID 201324	Fixed	5.250%	4/1/2046	136,295
208,652	Loan ID 201325	Fixed	4.500%	5/1/2046	203,791
177,797	Loan ID 201326	Fixed	4.625%	3/1/2046	178,398
209,476	Loan ID 201327	Fixed	4.250%	9/1/2045	209,584
192,012	Loan ID 201328	Fixed	4.250%	11/1/2045	166,298
160,469	Loan ID 201329	Fixed	4.250%	11/1/2045	121,368
271,388	Loan ID 201330	Fixed	4.375%	6/1/2046	270,949
357,186	Loan ID 201331	Fixed	4.250%	10/1/2044	357,906
349,979	Loan ID 201333	Fixed	3.875%	1/1/2046	295,105
193,473	Loan ID 201335	Fixed	4.750%	1/1/2046	196,425
191,335	Loan ID 201336	Fixed	4.750%	1/1/2046	151,066
136,470	Loan ID 201338	Fixed	4.375%	10/1/2045	136,755
419,494	Loan ID 201339	Fixed	4.625%	7/1/2045	433,864
125,645	Loan ID 201340	Fixed	4.375%	7/1/2045	108,711
145,629	Loan ID 201341	Fixed	4.050%	11/1/2045	141,734
145,439	Loan ID 201342	Fixed	4.750%	7/1/2045	148,883
87,787	Loan ID 201343	Fixed	4.250%	11/1/2045	87,222
73,725	Loan ID 201344	Fixed	5.000%	7/1/2044	76,420
136,963	Loan ID 201345	Fixed	4.125%	5/1/2045	115,338
474,988	Loan ID 201347	Fixed	5.750%	5/1/2046	474,988
458,091	Loan ID 201348	Fixed	6.500%	5/1/2046	480,996
238,945	Loan ID 201349	Fixed	5.625%	2/1/2046	247,105
244,595	Loan ID 201350	Fixed	4.000%	6/1/2045	205,351
63,022	Loan ID 201351	Fixed	4.500%	4/1/2045	25,683
74,130	Loan ID 201352	Fixed	4.875%	3/1/2045	75,710
509,985	Loan ID 201354	Fixed	3.375%	7/1/2046	488,998
135,145	Loan ID 201355	Fixed	5.250%	12/1/2045	139,590
104,775	Loan ID 201356	Fixed	4.625%	10/1/2045	106,411
151,553	Loan ID 201358	Fixed	4.875%	7/1/2045	137,610

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$191,719	Loan ID 201359	Fixed	4.250%	9/1/2045	$191,772
145,875	Loan ID 201361	Fixed	5.250%	7/1/2044	151,390
125,839	Loan ID 201363	Fixed	4.250%	2/1/2046	106,156
113,393	Loan ID 201364	Fixed	3.875%	4/1/2046	94,826
345,501	Loan ID 201365	Fixed	4.250%	10/1/2045	344,508
276,781	Loan ID 201366	Fixed	4.500%	6/1/2046	239,615
111,916	Loan ID 201367	Fixed	4.000%	10/1/2045	108,664
48,319	Loan ID 201368	Fixed	5.125%	2/1/2045	49,897
184,467	Loan ID 201370	Fixed	4.250%	7/1/2046	153,280
101,748	Loan ID 201371	Fixed	4.125%	4/1/2046	96,501
264,279	Loan ID 201372	Fixed	4.625%	8/1/2046	259,620
158,883	Loan ID 201373	Fixed	5.125%	4/1/2046	145,974
613,838	Loan ID 201374	Fixed	4.500%	5/1/2040	626,666
145,867	Loan ID 201375	Fixed	4.500%	6/1/2045	145,340
272,837	Loan ID 201376	Fixed	4.375%	5/1/2046	273,303
309,523	Loan ID 201377	Fixed	3.875%	5/1/2046	324,999
68,624	Loan ID 201379	Fixed	5.000%	10/1/2045	70,285
433,621	Loan ID 201380	Fixed	4.500%	5/1/2046	429,227
320,060	Loan ID 201381	Fixed	4.875%	7/1/2045	327,729
314,051	Loan ID 201382	Fixed	4.625%	9/1/2045	314,346
136,415	Loan ID 201383	Fixed	4.125%	12/1/2045	140,666
79,937	Loan ID 201384	Fixed	4.375%	10/1/2045	81,310
141,504	Loan ID 201385	Fixed	4.625%	12/1/2045	148,580
80,810	Loan ID 201386	Fixed	5.250%	5/1/2046	84,851
65,737	Loan ID 201387	Fixed	5.250%	8/1/2029	68,914
452,261	Loan ID 201389	Fixed	7.125%	6/1/2046	474,874
240,833	Loan ID 201390	Fixed	5.125%	9/1/2045	246,761
402,508	Loan ID 201391	Fixed	5.125%	10/1/2045	413,588
171,534	Loan ID 201392	Fixed	3.750%	2/1/2046	137,842
431,838	Loan ID 201393	Fixed	3.750%	4/1/2056	388,294
81,153	Loan ID 201394	Fixed	6.700%	6/1/2034	81,233
86,090	Loan ID 201395	Fixed	6.300%	7/1/2044	80,889
72,836	Loan ID 201396	Fixed	5.000%	9/1/2046	75,171
269,054	Loan ID 201397	Fixed	4.125%	1/1/2046	233,433
83,525	Loan ID 201399	Fixed	5.000%	11/1/2045	85,626
87,084	Loan ID 201400	Fixed	4.750%	7/1/2044	87,922
92,560	Loan ID 201401	Fixed	4.750%	10/1/2044	94,531
148,582	Loan ID 201402	Fixed	4.750%	8/1/2044	102,496
95,446	Loan ID 201403	Fixed	4.750%	8/1/2044	65,744
137,110	Loan ID 201404	Fixed	4.750%	10/1/2044	111,940
72,399	Loan ID 201405	Fixed	5.250%	8/1/2044	75,487
55,906	Loan ID 201406	Fixed	4.250%	6/1/2046	54,587
244,546	Loan ID 201407	Fixed	4.875%	1/1/2046	226,250
168,001	Loan ID 201408	Fixed	4.125%	1/1/2046	166,625
77,021	Loan ID 201409	Fixed	4.500%	12/1/2045	77,414
165,429	Loan ID 201411	Fixed	4.750%	12/1/2045	169,608

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$143,460	Loan ID 201412	Fixed	5.750%	12/1/2045	$134,206
340,083	Loan ID 201413	Fixed	4.500%	7/1/2045	272,776
75,750	Loan ID 201414	Fixed	4.250%	7/1/2044	60,216
60,497	Loan ID 201415	Fixed	8.000%	4/1/2034	63,521
56,063	Loan ID 201416	Fixed	10.000%	7/1/2033	58,866
62,688	Loan ID 201417	Fixed	6.000%	8/1/2037	65,823
43,359	Loan ID 201419	Fixed	10.000%	11/1/2033	45,527
58,449	Loan ID 201420	Fixed	9.000%	10/1/2031	61,371
49,256	Loan ID 201421	Fixed	11.500%	7/1/2027	51,719
57,978	Loan ID 201422	Fixed	4.625%	10/1/2046	57,022
698,564	Loan ID 201423	ARM	3.875%	6/1/2045	714,131
293,824	Loan ID 201424	Fixed	4.125%	10/1/2044	287,463
674,840	Loan ID 201425	Fixed	3.875%	4/1/2046	655,356
319,641	Loan ID 201426	Fixed	4.875%	3/1/2044	329,436
550,019	Loan ID 201428	ARM	3.250%	4/1/2045	552,023
356,454	Loan ID 201430	Fixed	4.500%	2/1/2044	316,156
198,943	Loan ID 201431	Fixed	4.875%	5/1/2045	180,572
283,728	Loan ID 201432	Fixed	5.000%	8/1/2046	257,021
100,058	Loan ID 201434	Fixed	4.375%	6/1/2046	105,061
92,071	Loan ID 201436	Fixed	4.375%	5/1/2045	96,675
130,562	Loan ID 201437	Fixed	4.750%	5/1/2046	115,456
715,548	Loan ID 201438	ARM	3.375%	4/1/2046	718,207
182,110	Loan ID 201439	Fixed	5.000%	12/1/2045	187,157
322,210	Loan ID 201440	Fixed	4.625%	7/1/2046	278,606
101,390	Loan ID 201441	Fixed	4.750%	10/1/2045	102,159
302,350	Loan ID 201442	Fixed	4.875%	12/1/2045	298,963
561,113	Loan ID 201443	Fixed	3.875%	8/1/2046	545,016
52,095	Loan ID 201444	Fixed	4.500%	11/1/2044	52,563
103,779	Loan ID 201445	Fixed	4.875%	1/1/2045	106,517
100,727	Loan ID 201446	Fixed	4.875%	1/1/2045	103,326
256,385	Loan ID 201447	Fixed	4.875%	10/1/2044	263,664
112,415	Loan ID 201448	Fixed	4.750%	1/1/2045	114,630
94,907	Loan ID 201449	Fixed	4.000%	8/1/2044	99,653
227,145	Loan ID 201451	Fixed	4.250%	6/1/2045	227,389
175,548	Loan ID 201452	Fixed	4.500%	6/1/2046	173,923
189,772	Loan ID 201453	Fixed	5.250%	9/1/2046	192,924
189,772	Loan ID 201454	Fixed	5.250%	9/1/2046	193,216
187,705	Loan ID 201455	Fixed	4.500%	5/1/2046	184,137
214,448	Loan ID 201456	Fixed	4.125%	7/1/2046	208,496
134,967	Loan ID 201457	Fixed	3.875%	4/1/2046	93,955
239,302	Loan ID 201458	Fixed	3.875%	9/1/2046	197,602
230,932	Loan ID 201459	Fixed	4.375%	9/1/2044	233,301
160,178	Loan ID 201460	Fixed	4.250%	7/1/2045	160,266
274,843	Loan ID 201461	Fixed	4.125%	12/1/2044	271,986
299,914	Loan ID 201462	Fixed	4.375%	11/1/2044	297,346
480,924	Loan ID 201463	Fixed	4.750%	11/1/2044	490,002

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$304,037	Loan ID 201464	Fixed	4.375%	6/1/2045	$263,451
103,077	Loan ID 201465	Fixed	5.125%	12/1/2044	106,110
279,441	Loan ID 201466	Fixed	4.500%	12/1/2044	281,965
46,868	Loan ID 201467	Fixed	5.250%	3/1/2044	48,835
140,760	Loan ID 201469	Fixed	4.375%	2/1/2045	141,667
285,476	Loan ID 201470	Fixed	4.375%	10/1/2044	287,932
228,127	Loan ID 201471	Fixed	4.500%	1/1/2045	231,305
152,762	Loan ID 201472	Fixed	4.000%	11/1/2044	160,400
311,348	Loan ID 201473	Fixed	4.500%	2/1/2045	312,472
49,223	Loan ID 201474	Fixed	6.625%	12/1/2036	51,684
94,673	Loan ID 201475	ARM	5.625%	9/1/2036	96,646
136,085	Loan ID 201476	ARM	7.990%	2/1/2037	142,889
88,144	Loan ID 201477	Fixed	6.750%	11/1/2036	92,551
108,644	Loan ID 201478	Fixed	4.625%	10/1/2045	110,879
130,432	Loan ID 201479	Fixed	4.500%	5/1/2046	131,510
162,283	Loan ID 201480	Fixed	4.250%	11/1/2045	162,490
70,498	Loan ID 201481	Fixed	4.375%	7/1/2046	59,658
137,648	Loan ID 201482	Fixed	4.625%	6/1/2045	139,152
301,272	Loan ID 201483	Fixed	4.125%	12/1/2045	251,118
77,128	Loan ID 201484	Fixed	4.500%	10/1/2046	77,125
64,815	Loan ID 201485	Fixed	5.750%	3/1/2038	68,056
40,506	Loan ID 201486	Fixed	3.875%	9/1/2028	40,981
166,409	Loan ID 201487	Fixed	4.625%	2/1/2052	174,730
219,862	Loan ID 201488	Fixed	4.250%	1/1/2041	176,624
93,627	Loan ID 201489	Fixed	4.750%	3/1/2046	95,142
108,675	Loan ID 201490	Fixed	4.750%	9/1/2045	108,322
229,542	Loan ID 201491	Fixed	4.250%	2/1/2046	227,057
385,454	Loan ID 201492	Fixed	4.625%	1/1/2047	322,930
518,900	Loan ID 201495	Interest Only	10.000%	4/1/2018	515,008
81,424	Loan ID 201499	Fixed	4.750%	5/1/2045	82,992
112,285	Loan ID 201500	Fixed	4.500%	1/1/2044	114,222
109,417	Loan ID 201502	Fixed	5.250%	4/1/2044	113,143
150,913	Loan ID 201503	Fixed	5.000%	7/1/2046	150,218
458,194	Loan ID 201504	Fixed	4.500%	7/1/2045	455,712
97,854	Loan ID 201505	ARM	5.750%	9/1/2046	102,746
308,180	Loan ID 201506	Fixed	5.000%	2/1/2047	273,605
63,943	Loan ID 201507	Fixed	4.750%	7/1/2044	52,096
225,019	Loan ID 201508	Fixed	5.000%	2/1/2047	202,348
238,645	Loan ID 201509	Fixed	5.000%	12/1/2046	214,561
160,368	Loan ID 201510	Fixed	3.990%	1/1/2047	134,295
81,194	Loan ID 201511	Fixed	4.375%	1/1/2046	77,934
176,042	Loan ID 201512	Fixed	4.375%	7/1/2046	151,710
127,996	Loan ID 201513	Fixed	4.000%	1/1/2046	134,396
70,037	Loan ID 201514	Fixed	3.875%	7/1/2046	67,843
139,656	Loan ID 201515	Fixed	5.125%	4/1/2047	138,768
143,749	Loan ID 201516	Fixed	3.875%	4/1/2046	136,235

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 93.8%
$327,640	Loan ID 201517	Fixed	4.625%	6/1/2046	$303,094
414,203	Loan ID 201518	Fixed	4.875%	1/1/2047	426,059
97,051	Loan ID 201519	Fixed	4.750%	9/1/2045	99,156
161,600	Loan ID 201521	Interest Only	10.500%	3/1/2018	159,580
79,200	Loan ID 201522	Interest Only	9.750%	5/1/2018	77,616
83,483	Loan ID 201523	Fixed	5.125%	7/1/2045	84,448
313,115	Loan ID 201525	ARM	7.500%	9/1/2046	328,771
158,122	Loan ID 201526	Fixed	5.250%	5/1/2044	147,292
376,465	Loan ID 201527	Fixed	4.375%	7/1/2046	342,280
82,955	Loan ID 201528	Fixed	4.625%	1/1/2046	75,135
221,400	Loan ID 201529	Interest Only	9.500%	8/1/2018	216,972
222,100	Loan ID 201531	Interest Only	9.500%	9/1/2018	217,658
385,800	Loan ID 201532	Interest Only	8.750%	8/1/2018	379,049
510,123	Loan ID 201533	Fixed	4.750%	5/1/2046	517,289
46,965	Loan ID 201534	Fixed	4.875%	5/1/2047	45,535
336,840	Loan ID 201535	Fixed	4.875%	8/1/2047	331,870
484,230	Loan ID 201536	Fixed	3.375%	4/1/2045	379,132
134,819	Loan ID 201537	Fixed	5.000%	10/1/2046	133,970
46,041	Loan ID 201538	Fixed	8.000%	5/4/2020	47,914
54,327	Loan ID 201539	Fixed	6.750%	4/30/2020	55,583
91,200	Loan ID 201540	Interest Only	11.500%	9/1/2018	88,920
66,000	Loan ID 201541	Interest Only	8.250%	8/1/2018	65,010
339,490	Loan ID 201542	Fixed	4.750%	11/1/2044	347,115
202,053	Loan ID 201543	Fixed	4.000%	12/1/2046	160,675
237,419	Loan ID 201544	Fixed	3.750%	9/1/2047	249,290
278,378	Loan ID 201545	Fixed	4.000%	9/1/2047	263,548
262,615	Loan ID 201546	Fixed	4.375%	1/1/2047	233,381
125,000	Loan ID 201547	Interest Only	8.500%	3/1/2019	125,000
80,900	Loan ID 201548	Interest Only	12.000%	9/1/2018	80,495
160,518,189	TOTAL MORTGAGE NOTES (Cost - $130,438,502)				150,915,992

	TOTAL INVESTMENTS (Cost - $130,438,502) (a) - 93.8%				$150,915,992
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%				9,972,261
	NET ASSETS - 100.0%				$160,888,253

ARM - Adjustable Rate Mortgage
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$22,106,554
				Unrealized depreciation:	(1,629,064)
				Net unrealized appreciation:	$20,477,490

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2017

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended December 31, 2017, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$-	$-	$150,915,992	$150,915,992
Total	$-	$-	$150,915,992	$150,915,992

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Total
Beginning Balance	$150,422,448	$150,422,448
Net realized gain	936,654	936,654
Change in unrealized appreciation	3,495,845	3,495,845
Cost of purchases	2,237,898	2,237,898
Proceeds from sales and principal paydowns	(6,345,233)	(6,345,233)
Purchase discount amortization	168,380	168,380
Ending balance	$150,915,992	$150,915,992

The total change in unrealized appreciation attributable to Level 3 investments still held at December 31, 2017 is $3,967,112.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2017. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$150,915,992	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 44.7%	10.9%
			Delinquency	0 - 1,674 days	15 days
			Loan-to-Value	2 - 292%	84.6%
			Discount rate	0.5 - 26.0%	5.1%
Closing Balance	$150,915,992

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income - Investment Security	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 2/28/2018

By (Signature and Title)

/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 2/28/2018